Related party and employee transactions	6 Months Ended
Jun. 30, 2018
Related party and employee transactions [Abstract]
Related party and employee transactions
10. Related party and employee transactions

(a)	Amounts due from related parties
	December 31, 2017	June 30, 2018
	US$	US$
Current:
Beijing Starry Sky Cinema Co., Ltd. (“Starry Sky”)	5,909,736	5,549,420
Beijing Aijieli Technology Development Co., Ltd.	12,889,735	16,212,740
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	10,429,990	11,355,487
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.	3,576,543	5,553,607
Chengdu Renju	35,199,433	35,194,763
Guangzhou Huanglong	38,934,992	-
Qingdao Huiju	18,721,643	40,283,690
Madison Developments Limited	-	21,202,369
Zhengzhou Jiahe	-	779,255
Gongyi Gongrong Real Estate Co., Ltd.	-	155,324
Total current amounts due from related party	125,662,072	136,286,655

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	24,665,944	25,716,014
Gongyi Gongrong Real Estate Co., Ltd.	-	4,304,325
Total non current amounts due from related party	24,665,944	30,020,339

Total	150,328,016	166,306,994

As of December 31, 2017, the Company advanced US$5,869,138 of working capital funds to Starry Sky. Of the amount advanced, US$1,155,459 was in the form of unsecured interest bearing loans, which has no fixed payment terms and bears interest from 7.5% to 10%. Accrued interest amounted to US$40,598 as of December 31, 2017. As of June 30, 2018, the Company advanced US$5,452,743 of working capital funds to Starry Sky. Of the amount advanced, US$1,141,069 was in the form of unsecured interest bearing loans, which has no fixed payment terms and bears interest from 7.5% to 10%. Accrued interest amounted to US$96,677 as of June 30, 2018. The remaining advances are unsecured and bear no interest.

As of December 31, 2017 and June 30, 2018, the balance due from Beijing Aijieli Technology Development Co., Ltd. (“Aijieli”), Beijing Ruizhuo Xitou Technology Development Co., Ltd. (“Xitou”) and Beijing Ruizhuo Xichuang Technology Development Co., Ltd. (“Xichuang”) are related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year. Aijieli, Xitou and Xichuang are companies owned by senior management members of the Company.

As of December 31, 2017 and June 30, 2018, the balance due from Chengdu Renju (Note 5) is related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

In 2017, the Company advanced US$38,260,231 of working capital funds to Guangzhou Huanglong (Note 5) in the form of an unsecured interest-bearing loan with a three months payment term and bears interest at 17.5%. As of December 31, 2017, the outstanding balance included accrued interest amounting to US$353,375 and a receivable amounting to US$321,386 related to construction services provided to Guangzhou Huanglong. In 2018, Guangzhou Huanglong repaid the entire outstanding balance.

As of December 31, 2017 and June 30, 2018, the balances due from Qingdao Huiju (Note 5) is related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

As of June 30, 2018, the balances due from MDL (Note 5) are related to advances for operational needs. This balance is unsecured, bears interest at 15%, and has no fixed repayment term. Accrued interest amounted to US$844,971 as of June 30, 2018.

As of June 30, 2018, the balance due from Zhengzhou Jiahe (Note 5) is related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

Xinzheng Meihang Network Technology Co., Ltd. (“Meihang”) is the non-controlling shareholder of Zhengzhou Hangmei Technology Development Co., Ltd. (“Zhengzhou Hangmei”), one of the Company’s subsidiaries. As of December 31, 2017, and June 30, 2018, the balances due from Meihang are US$24,100,060 and US$23,799,930, respectively, which have a three year payment terms, and bear interest at 11.5%. Accrued interest amounted to US$565,884 and US$1,916,084 as of December 31, 2017 and June 30, 2018, respectively.

On January 24, 2018, the Company together with Henan Gongsheng Industrial Group Limited (“Henan Gongsheng”) signed an agreement to establish Gongyi Gongrong Real Estate Co., Ltd. (“Gongyi Gongrong”). As of June 30, 2018, the Company has not made any equity contribution for its interest in Gongyi Gongrong. As of June 30, 2018, the balance due from Gongyi Gongrong amounting to US$4,304,325 are related to advances for operational needs. Gongyi Gongrong has the intention and ability to repay this outstanding balance, which has no fixed payment terms and bears interest of 15%. Accrued interest amounted to US$155,324 as of June 30, 2018.

(b)	Amounts due to related party

	December 31, 2017	June 30, 2018
	US$	US$
Current:
Suzhou Fuchao Enterprise Management Consulting Co., Ltd.	23,387,006	24,428,572
Nanjing Gold Pedestal Real Estate Development Co., Ltd.	23,388,992	22,194,795
Suzhou Country Garden Real Estate Development Co.,Ltd.	23,385,379	14,631,484
Taicang Guangyuan Real Estate Development Co., Ltd.	23,387,006	22,191,835
Suzhou Fuyi Enterprise Management Consulting Co., Ltd.	7,470,721	7,678,746
Suzhou Guozhan Commercial Plaza Development Co., Ltd.	7,470,721	7,678,746
Kunshan Shine Land Group Co., Ltd	7,470,721	7,678,746
Shanghai Cifi Enterprise Management Co., Ltd.	7,431,209	7,678,746
Shanghai Xinbi Real Estate Development Co., Ltd.	3,671,987	3,882,160
Changxing Xinbi Investment Management Partnership (limited partnership)	743,121	763,973
Foshan Shunde District Gongheng Investment Co., Ltd.	371,560	381,986

Total current amounts due to related party	128,178,423	119,189,789

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	29,917,961	30,964,004

Total	158,096,384	150,153,793

On September 12, 2017, the Company sold 80% of its equity interest in Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (“Suzhou Wanzhuo”) to four non-affiliated passive investors, Suzhou Fuchao Enterprise Management Consulting Co., Ltd. (“Suzhou Fuchao”), Nanjing Gold Pedestal Real Estate Development Co., Ltd. (“Nanjing Gold Pedestal”), Suzhou Country Garden Real Estate Development Co., Ltd. (“Suzhou Country Garden”) and Taicang Guangyuan Real Estate Development Co., Ltd. (“Taicang Guangyuan”) for an aggregate cash consideration of US$23,687,327. Pursuant to the updated articles of association, the Company still exercises control over the relevant principal activities of Suzhou Wanzhuo and therefore, continues to consolidate it in its financial statements. As of December 31, 2017 and June 30, 2018, Suzhou Fuchao, Nanjing Gold Pedestal, Suzhou Country Garden and Taicang Guangyuan advanced US$92,231,041 and US$80,047,225 of working capital funds in aggregate to Suzhou Wanzhuo in the form of an unsecured interest-bearing loan, respectively, which has no fixed payment terms, and bears annual interest from 4.25% to 4.75%. Accrued interest amounted to US$1,317,340 and US$3,399,461 as of December 31, 2017 and June 30, 2018, respectively.

On December 1, 2017, the Company together with seven other non-affiliated companies, Suzhou Fuyi Enterprise Management Consulting Co., Ltd. (“Suzhou Fuyi”), Suzhou Guozhan Commercial Plaza Development Co., Ltd. (“Suzhou Guozhan”), Kunshan Shine Land Group Co., Ltd. (“Kunshan Shine”), Shanghai Cifi Enterprise Management Co., Ltd. (“Shanghai Cifi”), Shanghai Xinbi Real Estate Development Co.,Ltd. (“Shanghai Xinbi”), Changxing Xinbi Investment Management Partnership (limited partnership) (“Changxing Xinbi”), Foshan Shunde District Gongheng Investment Co., Ltd. (“Foshan Shunde”), acquired 100% of Taicang Pengchi Real Estate Co.,Limited. (“Taicang Pengchi”) for an aggregate cash consideration of US$5,222,594. The Company accounted for the acquisition of Taicang Pengchi as an asset acquisition because the only asset of Taicang Pengchi is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Taicang Pengchi and therefore, consolidates it in its financial statements. As of December 31, 2017, and June 30, 2018, Suzhou Fuyi, Suzhou Guozhan, Kunshan Shine, Shanghai Cifi, Shanghai Xinbi, Changxing Xinbi, Foshan Shunde advanced US$34,630,040 and US$ 35,658,091 in aggregate of working capital funds to Taicang Pengchi in the form of an unsecured interest-bearing loan, which has no fixed payment terms, and bears interest at the PBOC demand deposit interest rate. As of December 31, 2017 and June 30, 2018, accrued interest amounted to nil and US$85,012, respectively.

Meihang is the non-controlling shareholder of Zhengzhou Hangmei, one of the Company’s subsidiaries. As of December 31, 2017, and June 30, 2018, the balances due to Meihang are US$28,968,446 and US$28,607,686, respectively, with an unsecured interest (10%) and a three year payment term. Accrued interest amounted to US$949,515 and US$2,356,318 as of December 31, 2017, and June 30, 2018, respectively.

(c)	Amounts due from employees
	December 31, 2017	June 30, 2018
	US$	US$
Advances to employees	2,174,302	3,307,123

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(d)	Others

On June 15, 2017, Xinyuan China, the Group’s related parties, and a third party signed a partnership agreement to form a limited partnership, Beijing Future Xinruifeng Science and Technology Development Center (Limited Partnership) (“Xinruifeng”). The related parties that are partners of Xinruifeng comprise of (i) senior management members; and (ii) Beijing Xinyuan Future Investment Management Co., Ltd. (“Xinyuan Future”), which is also owned by one senior management member of the Company. The third party and the related parties are general partners of Xinruifeng whereas Xinyuan China is a limited partner.

Pursuant to the framework agreement signed in June 2017 by Xinruifeng and Xinyuan China, both parties agreed to invest a total of RMB30 million in Xitou. After the completion of the arrangement, Xinruifeng and Xinyuan China will own 66.67% and 33.33% equity interest of Xitou, respectively. The arrangement will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Xitou for nil consideration (“Step one”); and 2) Xinruifeng will inject a capital of RMB20 million and acquire 66.67% equity interest of Xitou, and Xinyuan China will invest RMB10 million and obtain 33.33% of equity interest of Xitou (“Step two”). These two steps are inseparable and the acquisition of Xitou will be completed only after both of these two steps are completed. As of June 30, 2018, Step two is still in process. Considering Step one and Step two were entered into at the same time and in contemplation of one another, the Xitou transaction is not considered completed for accounting purposes.

Pursuant to the framework agreement signed in June 2017 by Beijing Future Xinhujin Science and Technology Development Center (Limited Partnership) (“Xinhujin”), owned by a senior management member of the Company, and Xinyuan China, both parties agreed to invest a total of RMB30 million in Xichuang. After the completion of the arrangement, Xinhujin and Xinyuan China will own 66.67% and 33.33% equity interest of Xichuang, respectively. The arrangement will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Xichuang for nil consideration (“Step one”); and 2) Xinhujin will inject a capital of RMB20 million to Xichuang and acquire 66.67% equity interest of Xichuang, and Xinyuan China will invest RMB10 million and obtain 33.33% of equity interest of Xichuang (“Step two”). These two steps are inseparable and the acquisition of Xichuang will be completed only after both of these two steps are completed. As of June 30, 2018, Step two is still in process. Considering Step one and Step two were entered into at the same time and in contemplation of one another, the Xichuang transaction is not considered completed for accounting purposes.

Pursuant to the framework agreement signed in June 2017 by Beijing Future Xinzhihui Science and Technology Development Center (Limited Partnership) (“Xinzhihui”), owned by a senior management member of the Company, and Xinyuan China, both parties agreed to invest a total of RMB40 million in Aijieli. After the completion of the arrangement, Xinzhihui and Xinyuan China will own 75% and 25% equity interest of Aijieli, respectively. The acquisition will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Aijieli for nil consideration (“Step one”); and 2) Xinzhihui will inject a capital of RMB30 million and acquire 75% equity interest of Aijieli, and Xinyuan China will invest RMB10 million and obtain 25% of equity interest of Aijieli (“Step two”). These two steps are inseparable and the acquisition of Aijieli will be completed only after both of these two steps are completed. As of June 30, 2018, Step two is still in process. Considering Step one and Step two were entered into at the same time and in contemplation of one another, the Aijieli transaction is not considered completed for accounting purposes.

All other related party transactions have been disclosed in Notes 2a) and 5.